Related Parties (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2006	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2001
Disclosure of transactions between related parties [line items]
Percentage of group insurance policy		30.00%
Equity		₪ 1,441	₪ 1,340	₪ 1,185	₪ 1,092	₪ 486
Related parties [Member]
Disclosure of transactions between related parties [line items]
Debentures balance held		₪ 19	₪ 25
Agreements with DIC [Member]
Disclosure of transactions between related parties [line items]
Directors fees	₪ 134,180
Agreements with DIC [Member] | Per meeting [Member]
Disclosure of transactions between related parties [line items]
Directors fees	4,035
Agreements with DIC [Member] | Fixed consideration [Member]
Disclosure of transactions between related parties [line items]
Directors fees	₪ 2